As filed with the Securities and Exchange Commission on April 1, 2005
                                     Investment Company Act file number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   January 31


Date of reporting period:  January 31, 2005

Item 1: Report to Stockholders

-------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended January 31, 2005.


The Fund had net assets of $134,335,656 and 412 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
\s\Steven W. Duff





Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value   Expenses Paid During the Period*
  Class A & JPMorgan Select Shares            8/1/04                  1/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,002.80                     $4.68
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.46                     $4.72
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value   Ending Account Value   Expenses Paid During the Period*
                                              8/1/04                  1/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.80                     $3.68
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.47                     $3.71
  expenses)
----------------------------------------------------------------------------------------------------------------------

     * Expenses are equal to the Fund's annualized expense ratios of 0.93%, 0.73% and 0.93% for the Class A, Class B and JPMorgan Select Shares, respectively, multiplied by the average account value over the period
     (August 1, 2004 through January 31, 2005), multiplied by 184/366 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2005

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Put Bonds (b) (4.47%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000 Connecticut State GO - Series 515                                    03/24/05  1.10%   $  2,000,000  VMIG-1
   3,000,000 Connecticut State HEFA P-Float PT-905 (c)
             Insured by FGIC                                                      11/17/05  2.20       3,000,000
   1,000,000 Houston, TX Independent School District
             Limited Tax Schoolhouse and Refunding Bond                           06/15/05  1.08       1,000,000  VMIG-1      A1+
------------                                                                                        ------------
   6,000,000 Total Put Bonds                                                                           6,000,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (3.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000 State of Connecticut HEFA RB (Yale University)                       02/03/05  1.70%   $  5,000,000  VMIG-1      A1+
------------                                                                                        ------------
   5,000,000  Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (23.04%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000 Connecticut State GO Refunding Bond (c)                              04/15/05  1.16%   $  2,015,225
     525,000 Easton, CT GO (c)                                                    11/01/05  1.88         529,332
   4,000,000 Fairfield, CT BAN                                                    07/28/05  1.99       4,019,039   MIG-1
   2,015,000 Franklin, CT BAN (c)                                                 05/11/05  1.25       2,019,044
   3,000,000 Ledyard, CT BAN (c)                                                  10/28/05  2.20       3,028,440
   2,000,000 Manchester, CT Temporary Notes (c)                                   07/06/05  1.10       2,009,606
   4,270,000 Monroe, CT BAN (c)                                                   04/06/05  1.40       4,276,284
   2,000,000 Regional School District No. 5 BAN                                   02/09/06  2.13       2,016,980   MIG-1
   2,000,000 Regional School District No.5 BAN                                    02/09/06  2.10       2,022,460   MIG-1
   1,000,000 Ridgefield, CT GO Bond - Lot A (c)                                   03/01/05  1.82       1,000,903
   2,000,000 State of Texas TRAN                                                  08/31/05  1.60       2,015,920   MIG-1     SP1+
   2,950,000 Stonington, CT BAN - Lot A (c)                                       10/13/05  1.70       2,976,225
   2,000,000 Town of Groton, CT BAN (c)                                           08/01/05  1.94       2,010,379
   1,000,000 Waterbury, CT GO - Series A (c)
             Insured by FSA                                                       04/01/05  1.70       1,003,687
------------                                                                                        ------------
  30,760,000 Total Tax Exempt General Obligation Notes & Bonds                                        30,943,524
------------                                                                                        ------------
Variable Rate Demand Instruments (d) (70.44%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,110,000 Bridgeport, CT GO 2000A ROCs II - Series R
             Insured by FGIC                                                      07/15/16  1.86%   $  5,110,000  VMIG-1
   5,000,000 Commonwealth of Puerto Rico GDB
             Insured by MBIA Insurance Corp.                                      12/01/15  1.75       5,000,000  VMIG-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2005

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000 Commonwealth of Puerto Rico Public Improvement Refunding Bonds
             Tics/Tocs Trust - Series 2001-1
             Insured by FSA                                                       07/01/27  1.85%   $  3,500,000              A1+
   2,200,000 Connecticut Development Authority Refunding Airport Hotel RB
             (Bradley Airport Hotel Project) - Series 1997A
             LOC KBC Bank                                                         03/01/17  1.84       2,200,000  VMIG-1
   1,000,000 Connecticut Development Authority Refunding Airport Hotel RB
             (Bradley Airport Hotel Project) - Series 1997B
             LOC JPMorgan Chase                                                   03/01/17  1.84       1,000,000  VMIG-1
   5,000,000 Connecticut Development Authority Solid Waste Disposal
             (PJ Rand / Whitney Project)
             LOC Bank of Montreal                                                 08/01/23  1.87       5,000,000  VMIG-1      A1+
   7,000,000 Connecticut HEFA RB (Kingswood-Oxford School Issue)
             LOC Allied Irish Bank                                                07/01/30  1.80       7,000,000  VMIG-1
   3,291,000 Connecticut Housing Authority - Series 1989D
             Guaranteed by Federal Home Loan Bank                                 11/15/24  1.93       3,291,000  VMIG-1      A1+
   6,000,000 Connecticut State Development Authority IDRB
             (Gerber Scientific Incorporated)
             LOC Wachovia Bank & Trust Co., N.A.                                  12/01/14  1.85       6,000,000              A1+
   1,610,000 Connecticut State Development Authority IDRB
             (Acucut Inc. Project) (c)
             LOC First Union National Bank                                        06/01/18  1.99       1,610,000
   1,600,000 State of Connecticut HEFA
             (Hospital of St. Raphael Project) - Series K
             LOC KBC Bank                                                         07/01/22  1.82       1,600,000  VMIG-1
   3,000,000 Connecticut State HEFA
             (Hospital of St. Raphael Project) - Series M
             LOC KBC Bank                                                         07/01/24  1.83       3,000,000  VMIG-1      A1
   4,340,000 Connecticut State HEFA (Quinnipiac University) - Series 2003G
             LOC JPMorgan Chase                                                   07/01/23  1.84       4,340,000  VMIG-1      A1+
   5,000,000 Connecticut State HEFA (Hartford University) - Series F
             LOC Citizens Bank                                                    07/01/34  1.84       5,000,000  VMIG-1      A1+
   5,000,000 Connecticut State HEFA (Eastern Connecticut Health) - Series B
             LOC Comerica Bank                                                    07/01/34  1.85       5,000,000  VMIG-1      A1+
   3,000,000 Connecticut State HEFA (St. Francis Hospital) (c)
             Insured by FGIC                                                      07/01/23  1.90       3,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000 Connecticut State HEFA (Yale University) - Series 2003-X3            07/01/37  1.92%   $  1,000,000  VMIG-1      A1+
   5,015,000 Connecticut State HEFA RB Putters - Series 215Z                      07/01/30  1.85       5,015,000              A1+
   1,500,000 Connecticut State HEFA RB (Edgehill)- Series C
             LOC KBC Bank                                                         07/01/27  1.80       1,500,000  VMIG-1
   1,000,000 Connecticut State HFA Housing Mortgage
             Finance Program - Series 2001 A-3
             Insured by AMBAC Indemnity Corp.                                     05/15/32  1.85       1,000,000  VMIG-1      A1+
   4,700,000 Connecticut State HFA Housing Mortgage Finance Program B-3
             Insured by AMBAC Indeminity Corp.                                    05/15/33  1.87       4,700,000  VMIG-1
   4,995,000 Connecticut State P-Float PA 347                                     03/15/12  1.85       4,995,000              A1
   1,600,000 Connecticut State Special Tax Obligation RB
             (Second Lien Transportation Infrastructure)
             Insured by FSA                                                       12/01/10  1.82       1,600,000     P1       A1+
   1,000,000 Gulf Coast, TX Exempt Facility
             (BP Global Power Corporation Project)                                04/01/38  1.99       1,000,000  VMIG-1
     440,000 New Britain, CT GO - Series B (c)
             Insured by AMBAC Indemnity Corp.                                     04/01/20  1.85         440,000
   1,500,000 Parish of Plaquemines, LA
             (BP Exploration & Oil Project) - Series 1994                         10/01/24  1.99       1,500,000     P1       A1+
   1,000,000 Puerto Rico Commonwealth Infrastructure Financing Authority          04/01/27  1.85       1,000,000              A1+
   2,695,000 Puerto Rico PFC Commonwealth Appropriation Bonds - Series 111
             Insured by AMBAC Indemnity Corp.                                     06/01/26  1.86       2,695,000              A1
   3,365,000 Puerto Rico PFC P-Floats PA 843
             Insured by FSA                                                       07/01/16  1.84       3,365,000              A1+
   1,300,000 St. Charles Parish, LA PCRB (Shell Oil Norco Project)                11/01/21  1.94       1,300,000  VMIG-1      A1+
   1,870,000 Weston, CT ROCs II Series R 6501                                     07/15/22  1.86       1,870,000  VMIG-1
------------                                                                                        ------------
  94,631,000 Total Tax Exempt Variable Rate Demand Instruments                                        94,631,000
------------                                                                                        ------------
             Total Investments (101.67%) (cost $136,574,524+)                                        136,574,524
             Liabilities in excess of cash and other assets (-1.67%)                                 ( 2,238,868)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $134,335,656
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A shares,         70,086,663 shares outstanding (Note 3)                         $       1.00
                                                                                                    ============
             Class B shares,         25,485,424 shares outstanding (Note 3)                         $       1.00
                                                                                                    ============
             JPMorgan Select shares, 38,781,879 shares outstanding (Note 3)                         $       1.00
                                                                                                    ============

             +   Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2005

================================================================================


FOOTNOTES:

a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation  Note                       LOC        =    Letter  of  Credit
     GIC      =   Financial  Guaranty  Insurance  Company       PCRB       =    Pollution  Control  Revenue Bond
     FSA      =   Financial Security  Assurance                 PFC        =    Public  Finance  Corporation
     GDB      =   Government Development  Bond                  RB         =    Revenue  Bond
     GO       =   General  Obligation                           ROC        =    Reset Option Certificate
     HEFA     =   Health and Education  Facilities  Authority   TIC        =    Trust  Inverse  Certificate
     HFA      =   Housing  Finance  Authority                   TOC        =    Tender Option  Certificate
     IDRB     =   Industrial  Development  Revenue Bond         TRAN       =    Tax and Revenue Anticipation Note




Breakdown of Portfolio Holdings by State:

----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
Connecticut                 $ 114,198,604                  83.62%
Louisiana                       2,800,000                   2.05
Puerto Rico                    15,560,000                  11.39
Texas                           4,015,920                   2.94
----------------------------------------------------------------------
Total                       $ 136,574,524                 100.00%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2005

================================================================================

INVESTMENT INCOME

Income:
  Interest......................................................................      $         1,733,532
                                                                                       ------------------
Expenses: (Note 2)

 Investment management fee......................................................                  415,959
 Administration fee.............................................................                  291,172
 Shareholder servicing fee (Class A shares).....................................                  156,977
 Shareholder servicing fee (JPMorgan Select shares).............................                   71,551
 Custodian expenses.............................................................                    8,848
 Shareholder servicing and related shareholder expenses+........................                   89,098
 Legal, compliance and filing fees..............................................                   79,413
 Audit and accounting..........................................................                   113,612
 Directors' fees and expenses...................................................                   12,303
 Other..........................................................................                   10,721
                                                                                       ------------------
    Total expenses..............................................................                1,249,654
    Less: Expenses paid indirectly (Note 2).....................................                   (2,019)
          Fees waived (Note 2)..................................................                  (10,425)
                                                                                       ------------------
    Net expenses................................................................                1,237,210
                                                                                       ------------------
  Net investment income.........................................................                  496,322

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments................................................                      -0-
                                                                                       ------------------
Increase in net assets from operations..........................................      $           496,322
                                                                                       ==================


+ Includes class specific transfer agency expenses of $39,268, $12,194, $17,899 for Class A, Class B, and JPMorgan Select shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2005 AND 2004

================================================================================

                                                                            2005                          2004
                                                                       ---------------             ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        496,322            $         259,257
     Net realized gain on investments...........................                   -0-                        1,013
                                                                       ----------------            ----------------
Increase in net assets from operations..........................               496,322                      260,270


Dividends to shareholders from net investment income*:
     Class A shares.............................................              (250,823)                    (120,291)
     Class B shares.............................................              (130,529)                     (68,196)
     JPMorgan Select shares.....................................              (114,970)                     (70,770)
Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                   -0-                         (568)
     Class B shares.............................................                   -0-                         (168)
     JPMorgan Select shares.....................................                   -0-                         (277)
Capital share transactions (Note 3):
     Class A shares.............................................            (4,833,946)                  (5,552,952)
     Class B shares.............................................             2,746,760                   (4,853,315)
     JPMorgan Select shares.....................................             3,344,348                  (37,553,339)
                                                                       ---------------             ----------------
     Total increase(decrease)...................................             1,257,162                  (47,959,606)
Net assets:
     Beginning of year..........................................           133,078,494                  181,038,100
                                                                       ---------------             ----------------
     End of year................................................      $    134,335,656            $     133,078,494
                                                                       ===============             ================
     Undistributed net investment income........................      $            -0-            $             -0-
                                                                       ===============             ================


*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and  Distributions  -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


2. Investment Management Fees and Other Transactions with Affiliates


Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.


Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.


For the year ended January 31, 2005, the Distributor voluntarily waived the following fees:

Shareholder servicing fees - Class A....................                $  7,099
Shareholder servicing fees - JPMorgan Select shares.....                   3,326
                                                                        --------
         Total..........................................                $ 10,425
                                                                        ========


The Distributor has no right to recoup prior fee waivers.


Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended. In addition, beginning in July 2004, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the Fund a fee of $300 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.


Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $ 69,332 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.


For the year ended January 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses......................................                $  1,321
Shareholder servicing and related shareholder expenses..                     698
                                                                        --------
         Total..........................................                $  2,019
                                                                        ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


3. Capital Stock

At January 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A shares                                       Ended                              Ended
--------------                                 January 31, 2005                    January 31, 2004
                                               ----------------                   -----------------

Sold........................................        160,322,977                         198,241,061
Issued on reinvestment of dividends.........            179,719                             105,380
Redeemed....................................       (165,336,642)                       (203,899,393)
                                               ----------------                   -----------------
Net increase (decrease).....................         (4,833,946)                         (5,552,952)
                                               ================                   =================


Class B shares
--------------
Sold........................................        208,256,825                         190,405,612
Issued on reinvestment of dividends.........            123,335                              72,010
Redeemed....................................       (205,633,400)                       (195,330,937)
                                               ----------------                   -----------------
Net (decrease)..............................          2,746,760                          (4,853,315)
                                               ================                   =================


JPMorgan Select shares


Sold......................................           75,169,826                          43,484,151
Issued on reinvestment of dividends.......              103,114                             79,058
Redeemed..................................          (71,928,592)                       (81,116,548)
                                               ----------------                      -------------
Net (decrease) increase...................            3,344,348                        (37,553,339)
                                               ================                   =================


As of January 31, 2005, the breakdown of net assets by share class were as follows:

Class A shares............................       $   70,077,111
Class B shares............................           25,481,952
JPMorgan Select shares....................           38,776,593
                                                  -------------
       Total..............................       $  134,335,656
                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


4. Liabilities


At January 31, 2005, the Fund had the following liabilities:

Fees payable to Affiliates*...............       $       67,139
Securities purchased payable..............            7,067,880
Dividends payable.........................               44,268
Accrued other payables....................               56,242
                                                  -------------
   Total liabilities......................       $    7,235,529
                                                  =============


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information

The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were tax-exempt income.

At January 31, 2005, the undistributed tax-exempt income for income tax purposes amounted to $0.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 59% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights

Class A shares                                                          Year Ended January 31,
--------------                                         --------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                       --------    --------    --------    --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       --------    --------    --------    --------    --------
Income from investment operations:
     Net investment income.....................           0.003       0.001       0.005       0.017       0.030
     Net realized and unrealized gain (loss)
      on investments.........................            --           0.000       0.000       0.000      --
                                                       --------    --------    --------    --------    --------
     Total from investment operations..........           0.003       0.001       0.005       0.017       0.030
Less distributions from:
     Dividends from net investment income......          (0.003)     (0.001)     (0.005)     (0.017)     (0.030)
     Net realized gains on investments.........          --           0.000       0.000      --          --
                                                       --------    --------    --------    -------     --------
Total distributions............................          (0.003)     (0.001)     (0.005)     (0.017)     (0.030)
                                                       --------    -------     -------     -------     --------
Net asset value, end of year...................        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       ========    ========    ========    ========    ========
Total Return                                              0.33%       0.15%       0.54%       1.73%       3.03%
Ratios/Supplemental Data
Net assets, end of year (000)..................        $70,077     $ 74,910    $ 80,465    $ 73,847    $100,790
Ratios to average net assets:
     Expenses (net of fees waived) (a).........           0.93%       0.93%       0.91%       0.86%       0.86%
     Net investment income.....................           0.32%       0.15%       0.53%       1.83%       2.98%
     Shareholder servicing fees waived.........           0.01%       0.02%       0.00%       0.00%       0.00%
     Expenses paid indirectly..................           0.00%       0.00%       0.00%       0.00%       0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
7. Financial Highlights (Continued)


Class B shares                                                          Year Ended January 31,
--------------                                         --------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                       --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00       $1.00     $  1.00     $  1.00     $  1.00
                                                       ---------   --------    --------    --------    --------
Income from investment operations:
     Net investment income.....................           0.005       0.003       0.007       0.020       0.032
     Net realized and unrealized gain (loss)
        on investments.........................          --           0.000       0.000       0.000      --
                                                       --------    --------    --------    --------    --------
     Total from investment operations..........           0.005       0.003       0.007       0.020       0.032
Less distributions from:
     Dividends from net investment income......          (0.005)     (0.003)     (0.007)     (0.020)     (0.032)
     Net realized gains on investments.........          --           0.000       0.000      --          --
                                                       --------    --------    --------    --------    --------
Total distributions............................          (0.005)     (0.003)     (0.007)     (0.020)     (0.032)
                                                       --------    --------    --------    --------    --------
Net asset value, end of year...................        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       ========    ========    ========    ========    ========
Total Return...................................           0.52%       0.33%       0.75%       1.97%       3.25%
Ratios/Supplemental Data
Net assets, end of year (000)..................        $ 25,482    $ 22,735    $ 27,589    $ 31,453    $ 33,901
Ratios to average net assets:
     Expenses (net of fees waived) (a).........           0.74%       0.76%       0.70%       0.63%       0.65%
     Net investment income.....................           0.54%       0.32%       0.75%       1.98%       3.12%
     Expenses paid indirectly..................           0.00%       0.00%       0.00%       0.00%       0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================

7. Financial Highlights (Continued)



JPMorgan Select shares                                                  Year Ended January 31,
----------------------                                 --------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                       --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       --------    --------    --------    --------    --------
Income from investment operations:
     Net investment income.....................           0.003       0.001       0.005       0.017       0.030
     Net realized and unrealized gain (loss)
      on investments...........................          --           0.000       0.000       0.000      --
                                                       --------    --------    --------    --------    --------
     Total from investment operations..........           0.003       0.001       0.005       0.017      0.030
Less distributions from:
     Dividends from net investment income......          (0.003)     (0.001)     (0.005)     (0.017)     (0.030)
     Net realized gains on investments.........          --           0.000       0.000      --          --
                                                       --------    --------   --------     --------    --------
Total distributions............................          (0.003)     (0.001)     (0.005)     (0.017)     (0.030)
                                                       --------    --------    -------     --------    --------
Net asset value, end of year...................        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                       ========    ========    ========    ========    ========
Total Return...................................           0.33%       0.15%       0.54%       1.73%       3.03%
Ratios/Supplemental Data
Net assets, end of year (000)..................        $ 38,777    $ 35,433    $ 72,984    $ 68,830    $ 64,067
Ratios to average net assets:
     Expenses (net of fees waived) (a).........           0.93%       0.93%       0.91%       0.86%       0.86%
     Net investment income.....................           0.32%       0.15%       0.53%       1.83%       2.98%
     Shareholder servicing fees waived.........           0.01%       0.02%       0.00%       0.00%       0.00%
     Expenses paid indirectly..................           0.00%       0.00%       0.00%       0.00%       0.00%

(a)      Included expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To The Board of Directors and Shareholders of
Connecticut Daily Tax Free Income Fund, Inc.




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
New York, New York
March 15, 2005



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                            Directors and Officers Information
                                                  January 31, 2005 1

------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)     Term of Office    Principal Occupation(s)                Number of        Other
     Name,                  Held with       and Length of            During Past                    Portfolios in     Directorships
     Address 2,             Fund            Time Served 3             5 Years                          Fund           held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Dr. W. Giles Mellon,        Director        Since 1985     Professor Emeritus of Business       Director/Trustee of   None
Age 73                                                     Administration in the Graduate       eleven portfolios
                                                           School of Management, Rutgers
                                                           University, with which he has
                                                           been associated since 1966.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Robert Straniere, Esq.      Director        Since 1985     Owner, Straniere Law Firm            Director/Trustee of   WPG Funds
Age 63                                                     since 1980, NYS Assemblyman          eleven portfolios     Group
                                                           from 1981 to 2004 and counsel
                                                           at Fisher, Fisher & Berger
                                                           since 1995.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------
Dr. Yung Wong,              Director        Since 1985     Managing Director of Abacus          Director/Trustee of   None
Age 66                                                     Associates, an investment firm,      eleven portfolios
                                                           since 1996.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office     Principal Occupation(s)              Number of         Other
     Name,                  Held with       and Length of           During Past                    Portfolios in      Directorships
     Address 2,             Fund            Time Served 3             5 Years                         Fund            held by
     and Age                                                                                         Complex          Director
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Steven W. Duff,             President       Since 1994     Manager and President of Reich       Director/Trustee           None
Age 51                      and Director4                  & Tang Asset Management, LLC         and/or Officer of
                                                           ("RTAM, LLC"), a registered          sixteen other
                                                           Investment Advisor and               portfolios
                                                           President of the Mutual Funds
                                                           Division of RTAM, LLC.
                                                           Associated with RTAM LLC since
                                                           1994. Mr. Duff is also
                                                           President and Director/Trustee
                                                           of eight other funds in the
                                                           Reich & Tang Fund Complex,
                                                           Director of Pax World Money
                                                           Market Fund, Inc., Principal
                                                           Executive Officer of Delafield
                                                           Fund, Inc. and Chief Executive
                                                           Officer of Tax Exempt Proceeds
                                                           Fund, Inc. Mr. Duff also serves
                                                           as a Director of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Richard De Sanctis,         Vice President  Since 2005     Executive Vice President and                 N/A                 N/A
Age 48                                                     CFO of RTAM, LLC Associated with
                                                           RTAM since 1990. Mr.De Sanctis is
                                                           Vice President of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex and serves as Executive
                                                           Vice President and Chief Financial
                                                           Officer of Reich & Tang
                                                           Services, Inc. and Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Molly Flewharty,            Vice President  Since 1985     Senior Vice President of RTAM,               N/A                 N/A
Age 53                                                     LLC. Associated with RTAM, LLC
                                                           since 1977. Ms. Flewharty is
                                                           also Vice President of eleven
                                                           other funds in the Reich & Tang
                                                           Fund Complex. Ms. Flewharty
                                                           also serves as Senior Vice
                                                           President of Reich & Tang
                                                           Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------


1 The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                            Directors and Officers Information
                                              January 31, 2005 1 (continued)
------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)     Term of Office Principal Occupation(s)                   Number of        Directorships
     Name,                  Held with       and Length of       During Past                         Portfolios        held by
     Address 2,             Fund            Time Served 3          5 Years                            in Fund         Director
     and Age                                                                                         Complex
                                                                                                   Overseen by
                                                                                                     Director
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Rosanne Holtzer,            Chief           Since 1998     Senior Vice President of RTAM,               N/A                 N/A
Age 40                      Compliance                     LLC. Associated with RTAM, LLC
                            Officer,                       since 1986. Ms. Holtzer is also
                            Secretary                      Chief Compliance Officer,
                            and                            Secretary and Assistant
                            Assistant                      Treasurer of eleven other funds
                            Treasurer                      in the Reich & Tang Complex.
                                                           Ms. Holtzer also serves as
                                                           Senior Vice President,
                                                           Assistant Secretary &
                                                           Compliance Officer of Reich &
                                                           Tang Distributors, Inc. and
                                                           Senior Vice President,
                                                           Assistant Secretary and Chief
                                                           Compliance Officer of Reich &
                                                           Tang Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Michael Lydon,              Vice            Since 2005     Executive Vice President and                 N/A                 N/A
Age 41                      President                      Chief Operations Officer of
                                                           RTAM, LLC. Associated with
                                                           RTAM, LLC since January 2005.
                                                           Mr. Lydon was Vice President at
                                                           Automatic Data Processing from
                                                           July 2000 to December 2004.
                                                           Prior to July 2000, Mr. Lydon
                                                           was Executive Vice President
                                                           and Chief Information Officer
                                                           of RTAM, LLC. Mr. Lydon is also
                                                           Vice President of eight other
                                                           funds in the Reich & Tang Fund
                                                           Complex.  Mr. Lydon also serves
                                                           as Executive Vice President and
                                                           Chief Operations Officer for
                                                           Reich & Tang Distributors, Inc.
                                                           and Reich & Tang Services, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------

1 The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information
                                               January 31, 20051 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of Portfolios      Other
                            Position(s)     Term of Office   Principal Occupation(s)             in Fund Complex      Directorships
     Name,                  Held with       and Length of          During Past                  Overseen by Director     held by
     Address 2              Fund            Time Served3            5 Years                      or Officer              Director
     and Age
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/
Officers:
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Dana Messina,               Vice            Since 1985     Executive Vice President of                  N/A                 N/A
Age 48                      President                      RTAM, LLC. Associated with
                                                           RTAM, LLC since 1980.  Ms.
                                                           Messina is also Vice President
                                                           of eight other funds in the
                                                           Reich & Tang Fund Complex.  Ms.
                                                           Messina also serves as
                                                           Executive Vice President of
                                                           Reich & Tang Distributors, Inc.
------------------------    --------------  -------------- -------------------------------      -------------------   --------------
Anthony Pace,               Treasurer       Since 2004     Vice President of RTAM, LLC                  N/A                 N/A
Age 39                      and                            since September 2004.  Mr. Pace
                            Assistant                      was a Director of a Client
                            Secretary                      Service Group at GlobeOp
                                                           Financial Services, Inc. from
                                                           May 2002 to August 2004 and
                                                           Controller/Director of Mutual
                                                           Fund Administration for Smith
                                                           Barney Funds Management LLC and
                                                           Solomon Brothers Asset
                                                           Management, Inc. from 1998 to
                                                           May 2002. Mr. Pace is also
                                                           Treasurer and Assistant
                                                           Secretary of eleven other funds
                                                           in the Reich & Tang Fund
                                                           Complex.
-----------------------     --------------  -------------- -------------------------------      -------------------   --------------



1 The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.





                           Annual Report
                           January 31, 2005


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This report is submitted for the general information
of the shareholders of the Fund. It is not
authorized for distribution to prospective investors
in the Fund unless preceded or accompanied by an
effective prospectus, which includes information
regarding the Fund's objectives and policies,
experience of its management, marketability of
shares, and other information.
------------------------------------------------------


Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/05A

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.


Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


Item 4:    Principal Accountant Fees and Services




                                    FYE 12/31/2004            FYE 12/31/2003
                                    --------------            --------------


4(a)     Audit Fees                 $23,400                  $22,700
4(b)     Audit Related Fees         $     0                  $     0
4(c)     Tax Fees                   $ 3,320                  $ 3,000
4(d)     All Other Fees             $     0                  $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None


4(f) Not applicable.


4(g) $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004.


4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers


Not applicable.


Item 9:  Submission of Matters to a Vote of Security Holders


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.


By (Signature and Title)*      /s/ Rosanne Holtzer
                               ----------------------
                               Rosanne Holtzer, Secretary

Date: April 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President


Date: April 1, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer


Date: April 1, 2005


* Print the name and title of each signing officer under his or her signature.